Acquisitions - Fair Values of Assets Acquired and Liabilities Assumed by Partnership (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Mar. 14, 2014	Aug. 31, 2014	Aug. 11, 2014	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Goodwill (towage segment)				$ 129,145	$ 127,113
LIABILITIES
Other long-term liabilities				75,805	88,550
ALP Maritime Services B.V. [Member]
ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill (towage segment)	2,032
Total assets acquired	3,289
LIABILITIES
Current liabilities	387
Other long-term liabilities	286
Total liabilities assumed	673
Net assets acquired	2,616
Cash consideration	2,616
Logitel Offshore Holding [Member]
ASSETS
Cash and cash equivalents			8,089
Prepaid expenses			640
Advances on newbuilding contracts			46,809
Total assets acquired			55,538
LIABILITIES
Accrued liabilities			4,098
Long-term debt			26,270
Total liabilities assumed			30,368
Net assets acquired			25,170
Cash consideration		4,000	4,000
Contingent consideration			$ 21,170